BUSINESS ACQUISITIONS AND DISPOSALS - Acquisition of BCC, Oblachny Retail and Praliss Enterprises (Details) - RUB (₽) ₽ in Millions	1 Months Ended
	Dec. 31, 2017	Oct. 31, 2017	Jul. 31, 2017	Dec. 31, 2018
Bashkortostan Cellular Communication OJSC (BCC)
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired (in percentage)			100.00%
Contingent consideration payable due (in months)			12 months
Purchase price allocation
Goodwill			₽ 62
Licenses			260
Other non-current assets			21
Current assets			5
Cash and cash equivalents			13
Current liabilities			(15)
Non-current liabilities			(54)
Total consideration			292
Fair value of contingent consideration and earn-out payments			72
Cash paid			220
Goodwill expected to be deductible for tax purposes			₽ 0
Average remaining useful life of licenses			15 years
Oblachny Retail LLC
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired (in percentage)		50.82%
Contingent consideration payable due (in months)		12 months
Purchase price allocation
Goodwill		₽ 524
Other non-current assets		181
Current assets		23
Cash and cash equivalents		420
Current liabilities		(123)
Liability under put option agreement over non-controlling interests		(402)
Non-current liabilities		(33)
Total consideration		590
Fair value of contingent consideration and earn-out payments		10
Additional contribution		420
Cash paid		160
Goodwill expected to be deductible for tax purposes		₽ 0
Average remaining useful life of software		5 years
Oblachny Retail LLC | Call and put option agreement
BUSINESS ACQUISITIONS AND DISPOSALS
Remaining stake to be acquired		49.18%
Praliss Enterprises Limited
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired (in percentage)	100.00%
Contingent consideration payable due (in months)	12 months
Earn-out payment period	2 years
Purchase price allocation
Goodwill	₽ 208
Other non-current assets	132
Non-current liabilities	(27)
Total consideration	313
Fair value of contingent consideration and earn-out payments	93			₽ 13
Cash paid	220
Goodwill expected to be deductible for tax purposes	₽ 0